Summary of Significant Accounting Policies - Foreign Currency, Convenience Translation, Restricted Cash and Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) ¥ / $	Dec. 31, 2018 CNY (¥) ¥ / $	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Convenience Translation
Convenience translation rate (RMB to USD) | ¥ / $	6.8755	6.8755
Net cash provided by financing activities	$ 144,853	¥ 995,948	¥ 922,057	¥ 44,269
ASU 2016 -18
Convenience Translation
Net cash provided by financing activities			(23,714)
ASU 2016 -18 | Adjustment
Convenience Translation
Restricted Cash and Cash Equivalents, Total			¥ 492	0
Net cash provided by financing activities				¥ 0